Principal Accounting Policies - Summary of Concentration Risk (Details)	12 Months Ended
Dec. 31, 2021
Customer Concentration Risk | Accounts Receivable [Member] | Customer A Educational Institution Application [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%